Amount of gains reclassified from AOCI into earnings on the effective and ineffective portion of the derivatives (Parenthetical) (Detail) - Foreign Currency Swap - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and Similar Income, Net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains reclassified from AOCI into earnings, tax	$ 4,768	$ 3,892	$ 1,819
Change in Fair Value of Assets and Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains reclassified from AOCI into earnings, tax	$ 247	$ 85	$ 0